United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-2677

(Investment Company Act File Number)

Federated Municipal Securities Fund, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/17

Date of Reporting Period: Six months ended 09/30/16

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
September 30, 2016
Share Class	Ticker
A	LMSFX
B	LMSBX
C	LMSCX
F	LMFFX

Federated Municipal Securities Fund, Inc.
Fund Established 1976

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from April 1, 2016 through September 30, 2016. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At September 30, 2016, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Toll Road	12.7%
Hospital	11.6%
Pre-Refunded	10.8%
Education	10.3%
Water & Sewer	8.3%
Dedicated Tax	6.9%
Public Power	6.5%
Airport	6.2%
General Obligation—State	5.8%
General Obligation—State Appropriation	4.8%
Other[2]	15.6%
Other Assets and Liabilities—Net[3]	0.5%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. For securities that have been enhanced by a third party guarantor, such as bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. Pre-refunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.
2	For purposes of this table, sector classifications constitute 83.9% of the Fund's total net assets. Remaining sectors have been aggregated under the designation “Other.”
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
September 30, 2016 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—98.7%
		Alabama—1.0%
$2,000,000		Birmingham, AL Waterworks Board, Subordinate Revenue Refunding Bonds (Series 2016-B), 4.00%, 1/1/2043	$2,191,800
1,250,000		Selma, AL IDB, Gulf Opportunity Zone Bonds (Series 2010A), 5.80% (International Paper Co.), 5/1/2034	1,436,250
		TOTAL	3,628,050
		Arizona—3.6%
3,000,000		Arizona Board of Regents, (Series 2016B), 5.00% (Arizona State University), 7/1/2047	3,612,300
4,000,000		Arizona Board of Regents, System Revenue & Refunding Bonds (Series 2015A Green Bonds), 5.00% (Arizona State University), 7/1/2041	4,781,600
1,000,000		Arizona Board of Regents, System Revenue Bonds (Series 2008C), 6.00% (Arizona State University)/(United States Treasury PRF 7/1/2018@100)/(Original Issue Yield: 6.12%), 7/1/2028	1,089,210
2,000,000		Arizona Transportation Board—Excise Tax Revenue, Transportation Excise Tax Revenue Bonds (Series 2009), 5.00% (Maricopa County, AZ Regional Area Road Fund)/(United States Treasury PRF 7/1/2019@100), 7/1/2023	2,220,700
1,690,000		Salt Verde Financial Corp., AZ, Senior Gas Revenue Bonds (Series 2007), 5.00% (Citigroup, Inc. GTD), 12/1/2032	2,108,123
		TOTAL	13,811,933
		California—10.6%
3,000,000		Bay Area Toll Authority, CA, San Francisco Bay Area Subordinate Toll Bridge Revenue Bonds (Series 2010 S-2), 5.00%, 10/1/2042	3,398,610
1,000,000		Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2009F-1), 5.625% (United States Treasury PRF 4/1/2019@100), 4/1/2044	1,117,340
1,500,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2001A), 2.09% TOBs, Mandatory Tender, 4/1/2027	1,527,210
2,000,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2014B), 5.00% (Providence Health & Services), 10/1/2044	2,335,360
1,000,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2015A), 5.00% (Stanford Health Care), 8/15/2054	1,177,740
2,000,000		California State, Various Purpose GO Bonds, 6.00%, 11/1/2039	2,305,220
4,000,000		California State, Various Purpose UT GO Bonds, 5.75% (Original Issue Yield: 5.85%), 4/1/2029	4,474,280
1,000,000		California State, Various Purpose UT GO Bonds, 6.50%, 4/1/2033	1,137,820
750,000	[2,3]	California Statewide CDA, Revenue Bonds (Series 2016A), 5.25% (Loma Linda University Medical Center), 12/1/2056	859,162
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—continued
$2,000,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.75%, 6/1/2047	$2,030,020
1,520,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2007A-1), 5.125% (Original Issue Yield: 5.27%), 6/1/2047	1,518,723
2,000,000		Los Angeles, CA Department of Water & Power (Water Works/System), Water System Revenue Bonds (Series 2013B), 5.00%, 7/1/2033	2,422,160
1,000,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), 7.00% (Citigroup, Inc. GTD), 11/1/2034	1,507,970
1,000,000		Metropolitan Water District of Southern California, Water Revenue Refunding Bonds (Series 2009C), 5.00%, 7/1/2031	1,108,190
3,000,000		Roseville, CA Natural Gas Financing Authority, Gas Revenue Bonds, 5.00% (Bank of America Corp. GTD), 2/15/2025	3,561,000
1,500,000		Sacramento County, CA Airport System, Airport System Senior Revenue Bonds (Series 2009B), 5.50% (Assured Guaranty Corp. INS)/(Original Issue Yield: 5.60%), 7/1/2034	1,612,740
349,000	[4]	San Bernardino County, CA Housing Authority, Subordinated Revenue Bonds, 7.25% (Glen Aire Park & Pacific Palms), 4/15/2042	171,485
2,000,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Series 2014B), 5.00%, 5/1/2044	2,342,000
1,000,000		Trustees of the California State University, Systemwide Revenue Bonds (Series 2009A), 6.00% (United States Treasury PRF 5/1/2019@100), 11/1/2040	1,131,170
3,000,000		Trustees of the California State University, Systemwide Revenue Bonds (Series 2011A), 5.00%, 11/1/2037	3,519,780
1,000,000		University of California (The Regents of), General Revenue Bonds (Series 2009O), 5.75% (United States Treasury PRF 5/15/2019@100), 5/15/2034	1,126,580
		TOTAL	40,384,560
		Colorado—2.5%
1,445,000		Denver (City & County), CO, Revenue Bonds (Series 2012B), 5.00% (Denver, CO City & County Airport Authority), 11/15/2037	1,713,857
4,250,000		University of Colorado Hospital Authority, Revenue Bonds (Series 2012A), 5.00%, 11/15/2036	4,963,107
2,500,000		University of Colorado, University Enterprise Revenue Bonds (Series 2011A), 5.25% (United States Treasury PRF 6/1/2021@100), 6/1/2036	2,981,600
		TOTAL	9,658,564
		Connecticut—1.6%
3,000,000		Connecticut State HEFA, Revenue Bonds (Series 2016CT), 5.00% (Trinity Healthcare Credit Group), 12/1/2045	3,597,780
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Connecticut—continued
$2,000,000	Connecticut State Transportation Infrastructure Authority, Special Tax Obligation Revenue Bonds (Series 2013A), 5.00%, 10/1/2026	$2,479,060
	TOTAL	6,076,840
	Delaware—0.7%
2,380,000	Delaware EDA, Gas Facilities Refunding Bonds, 5.40% (Delmarva Power and Light Co.), 2/1/2031	2,663,839
	District of Columbia—1.5%
1,800,000	District of Columbia Revenue, Revenue Bonds (Series 2016A), 5.00% (Friendship Public Charter School, Inc.), 6/1/2041	2,065,932
3,000,000	District of Columbia Water & Sewer Authority, Public Utility Subordinate Lien Revenue Refunding Bonds (Series 2016A), 5.00%, 10/1/2039	3,630,870
	TOTAL	5,696,802
	Florida—8.5%
1,250,000	Alachua County, FL Health Facilities Authority, Health Facilities Revenue Bonds (Series 2014A), 5.00% (UFHealth Shands Hospital), 12/1/2044	1,441,637
2,000,000	Atlantic Beach, FL Health Care Facilities, Revenue & Refunding Bonds (Series 2013A), 5.00% (Fleet Landing Project, FL), 11/15/2037	2,234,420
1,500,000	Broward County, FL Airport System, Airport System Revenue Bonds (Series 2012Q-1), 5.00%, 10/1/2037	1,758,900
1,000,000	Florida State Mid-Bay Authority, First Senior Lien Revenue Bonds (Series 2015A), 5.00%, 10/1/2035	1,166,210
2,000,000	Lee County, FL IDA, Healthcare Facilities Revenue Bonds (Series 2014), 5.50% (Cypress Cove at Healthpark), 10/1/2047	2,166,200
3,500,000	Miami Beach, FL Resort Tax, Revenue Bonds (Series 2015), 5.00%, 9/1/2040	4,180,155
2,000,000	Miami-Dade County, FL Expressway Authority, Toll System Refunding Revenue Bonds (Series 2016A), 5.00%, 7/1/2032	2,445,800
1,250,000	Miami-Dade County, FL Expressway Authority, Toll System Revenue Bonds (Series 2010), 5.00% (Original Issue Yield: 5.10%), 7/1/2040	1,408,313
1,500,000	Miami-Dade County, FL Expressway Authority, Toll System Revenue Refunding Bonds (Series 2013A), 5.00%, 7/1/2022	1,796,085
2,875,000	Miami-Dade County, FL Transit System, Sales Surtax Revenue Bonds (Series 2012), 5.00%, 7/1/2042	3,360,185
1,000,000	Miami-Dade County, FL, Seaport Revenue Bonds (Series 2013A), 5.75% (Miami-Dade County, FL Seaport), 10/1/2030	1,204,210
1,000,000	Miami-Dade County, FL, Seaport Revenue Bonds (Series 2013A), 5.75% (Miami-Dade County, FL Seaport), 10/1/2032	1,206,170
5,000,000	Orlando & Orange County Expressway Authority, FL, Revenue Bonds (Series 2010A), 5.00%, 7/1/2035	5,602,150
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Florida—continued
$2,000,000	St. Johns County, FL IDA, Revenue Bonds (Series 2010A), 5.875% (Presbyterian Retirement Communities)/(Original Issue Yield: 5.98%), 8/1/2040	$2,267,320
	TOTAL	32,237,755
	Georgia—4.0%
2,190,000	Atlanta, GA Airport General Revenue, Airport General Revenue Bonds (Series 2010A), 5.00%, 1/1/2035	2,433,878
2,000,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.00%, 11/1/2019	2,299,600
4,000,000	Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2015), 5.00%, 11/1/2040	4,788,840
1,000,000	Georgia State, UT GO Bonds (Series 2009B), 5.00%, 1/1/2026	1,090,510
1,000,000	Municipal Electric Authority of Georgia, Project One Subordinated Bonds (Series 2008A), 5.25%, 1/1/2021	1,168,770
690,000	Municipal Electric Authority of Georgia, Project One Subordinated Bonds (Series 2008D), 5.50% (Original Issue Yield: 5.80%), 1/1/2026	743,930
2,310,000	Municipal Electric Authority of Georgia, Project One Subordinated Bonds (Series 2008D), 5.50% (United States Treasury PRF 7/1/2018@100)/(Original Issue Yield: 5.80%), 1/1/2026	2,495,609
	TOTAL	15,021,137
	Illinois—5.1%
1,875,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011C), 6.50%, 1/1/2041	2,262,375
2,000,000	Chicago, IL O'Hare International Airport, Passenger Facility Charge Revenue Refunding Bonds (Series 2012A), 5.00%, 1/1/2031	2,272,040
1,500,000	Chicago, IL Sales Tax, Revenue Bonds (Series 2011A), 5.25%, 1/1/2038	1,600,395
750,000	Chicago, IL Water Revenue, Second Lien Water Revenue Bonds (Series 2014), 5.00%, 11/1/2044	848,347
4,000,000	Illinois State Toll Highway Authority, Toll Highway Senior Revenue Refunding Bonds (Series 2010 A-1), 5.25%, 1/1/2030	4,462,200
5,000,000	Illinois State, GO Refunding Bonds (Series February 2010), 5.00%, 1/1/2024	5,334,700
1,000,000	Illinois State, UT GO Bonds (Series June 2013), 5.25% (Original Issue Yield: 5.28%), 7/1/2028	1,126,150
1,375,000	Illinois State, UT GO Refunding Bonds (Series May 2012), 5.00%, 8/1/2025	1,521,314
	TOTAL	19,427,521
	Indiana—3.4%
1,300,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds (Series 2013A), 5.25%, 1/1/2030	1,560,143
1,625,000	Indiana Municipal Power Agency, Power Supply System Revenue Refunding Bonds (Series 2012A), 5.00%, 1/1/2028	1,910,838
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Indiana—continued
$4,565,000		Indiana State Finance Authority Midwestern Relief, Midwestern Disaster Relief Revenue Bonds (Series 2012A), 5.00% (Ohio Valley Electric Corp.)/(Original Issue Yield: 5.05%), 6/1/2039	$4,906,873
4,000,000		Indianapolis, IN Gas Utility Distribution System, Second Lien Revenue Refunding Bonds (Series 2008C), 5.25% (Assured Guaranty Corp. INS), 6/1/2019	4,422,400
		TOTAL	12,800,254
		Kansas—0.5%
1,600,000		Wyandotte County, KS Unified Government Utility System, Improvement & Refunding Revenue Bonds (Series 2014-A), 5.00%, 9/1/2022	1,922,400
		Maryland—0.9%
3,335,000	[1]	Maryland State Health & Higher Educational Facilities Authority, (Johns Hopkins Hospital), Revenue Bonds (Series 2015B), 0.901%, 5/5/2018	3,321,393
		Massachusetts—2.5%
4,330,000		Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds (Series 2010B), 5.00%, 1/1/2032	4,844,447
3,000,000		Massachusetts Port Authority, Revenue Bonds (Series 2015A), 5.00%, 7/1/2045	3,581,010
1,000,000		Massachusetts School Building Authority, Senior Dedicated Sales Tax Bonds (Series 2011B), 5.25%, 10/15/2035	1,191,530
		TOTAL	9,616,987
		Michigan—2.5%
1,000,000		Michigan Finance Authority Local Government Loan Program, Revenue Refunding Local Project Notes (Series 2015D-1), 5.00% (Detroit, MI Water Supply System), 7/1/2034	1,167,160
1,000,000		Michigan State Finance Authority Revenue, Senior Lien Revenue Bonds (Series 2014 C-3), 5.00% (Detroit, MI Sewage Disposal System)/(AGM INS), 7/1/2033	1,169,790
3,000,000		Michigan State University Board of Trustees, General Revenue Bonds (Series 2015A), 5.00% (Michigan State University), 8/15/2040	3,590,910
1,000,000		Royal Oak, MI Hospital Finance Authority, Revenue Refunding Bonds (Series 2014D), 5.00% (Beaumont Health Credit Group), 9/1/2039	1,150,060
2,000,000		Wayne County, MI Airport Authority, Revenue Bonds (Series 2012A), 5.00%, 12/1/2037	2,268,240
		TOTAL	9,346,160
		Minnesota—0.3%
1,000,000		University of Minnesota (The Regents of), GO Bonds (Series 2011A), 5.25%, 12/1/2030	1,171,070
		Mississippi—0.3%
940,000		Warren County, MS Gulf Opportunity Zone, Gulf Opportunity Zone Bonds (Series 2011A), 5.375% (International Paper Co.), 12/1/2035	1,080,239
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Nebraska—1.3%
$2,000,000	Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2012), 5.00% (Goldman Sachs Group Inc. GTD)/(Original Issue Yield: 5.05%), 9/1/2042	$2,272,320
2,300,000	Nebraska Public Power District, General Revenue Bonds (Series 2012A), 5.00%, 1/1/2027	2,720,417
	TOTAL	4,992,737
	Nevada—0.8%
3,000,000	Clark County, NV School District, LT GO Building Bonds (Series 2008A), 5.00% (United States Treasury PRF 6/15/2018@100), 6/15/2025	3,209,880
	New Jersey—5.5%
3,000,000	New Jersey EDA, Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00% (NJ Dedicated Cigarette Excise Tax), 6/15/2020	3,292,830
2,880,000	New Jersey EDA, School Facilities Construction Bonds (Series 2015WW), 5.25% (New Jersey State), 6/15/2040	3,253,046
1,250,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Series 2014A), 5.00% (Robert Wood Johnson University Hospital), 7/1/2043	1,446,063
3,000,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Series 2016A), 5.00% (Princeton Healthcare System), 7/1/2039	3,579,540
3,000,000	New Jersey State Transportation Trust Fund Authority, Transportation System Bonds (Series 2011A), 5.50% (New Jersey State), 6/15/2041	3,342,240
1,000,000	New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2012A), 5.00%, 1/1/2035	1,154,250
2,000,000	New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2015E), 5.00%, 1/1/2034	2,387,140
2,000,000	Rutgers, The State University of New Jersey, GO Refunding Bonds (Series 2013J), 5.00%, 5/1/2030	2,384,820
	TOTAL	20,839,929
	New Mexico—0.6%
2,000,000	Albuquerque Bernalillo County, NM Water Utility Authority, Joint Water & Sewer System Improvement Revenue Bonds (Series 2009A-1), 5.25% (Original Issue Yield: 5.34%), 7/1/2034 (UST PRF 7/1/2019@100)	2,238,040
	New York—8.0%
1,500,000	Brooklyn Arena Local Development Corporation, NY, PILOT Revenue Bonds (Series 2009), 6.375% (United States Treasury PRF 7/15/2020@100)/(Original Issue Yield: 6.476%), 7/15/2043	1,759,245
4,000,000	Metropolitan Transportation Authority, NY, Revenue Bonds (Series 2015A), 5.00% (MTA Transportation Revenue), 11/15/2045	4,740,720
4,000,000	New York City, NY TFA , Building Aid Revenue Bonds (Series 2015 S-2), 5.00%, 7/15/2041	4,805,720
3,255,000	New York City, NY, UT GO Bonds (Fiscal 2016 Series C), 5.00%, 8/1/2033	3,983,371
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	New York—continued
$1,820,000	New York Convention Center Development Corp., Revenue Refunding Bonds (Hotel Unit Fee Secured) (Series 2015), 5.00%, 11/15/2040	$2,180,924
2,470,000	New York Liberty Development Corporation, Revenue Refunding Bonds (Series 2012 Class 2), 5.00% (7 World Trade Center LLC), 9/15/2043	2,806,167
2,000,000	New York State Dormitory Authority, General Purpose Revenue Bonds (Series 2016A), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 2/15/2043	2,427,260
2,780,000	New York State Thruway Authority, General Revenue Bonds (Series 2012I), 5.00% (New York State Thruway Authority - General Revenue), 1/1/2028	3,283,514
1,350,000	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations (Series 2016A), 5.00% (New York State Thruway Authority - General Revenue ), 1/1/2046	1,605,096
2,500,000	New York State Thruway Authority, Revenue Bonds (Series 2007A), 5.25% (New York State Personal Income Tax Revenue Bond Fund)/(United States Treasury PRF 9/15/2017@100), 3/15/2026	2,606,875
	TOTAL	30,198,892
	North Carolina—2.6%
1,000,000	Charlotte, NC Water & Sewer System, Water & Sewer Revenue Bonds (Series 2009), 5.25%, 7/1/2030	1,115,250
500,000	Charlotte-Mecklenburg Hospital Authority, NC, Health Care Revenue & Refunding Bonds (Series 2007A), 5.00% (Carolinas HealthCare System)/(Original Issue Yield: 5.09%), 1/15/2031	505,785
500,000	Charlotte-Mecklenburg Hospital Authority, NC, Health Care Revenue Refunding Bonds (Series 2008A), 5.25% (Carolinas HealthCare System), 1/15/2024	524,080
2,000,000	North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue Bonds (Series 2009), 5.00% (Wake Forest University)/(United States Treasury PRF 1/1/2019@100), 1/1/2038	2,182,900
5,000,000	North Carolina Capital Facilities Finance Agency, Revenue Bonds (Series 2009B), 5.00% (Duke University), 10/1/2038	5,488,250
	TOTAL	9,816,265
	Ohio—3.1%
2,000,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-2), 5.875% (Original Issue Yield: 6.07%), 6/1/2047	1,958,620
2,000,000	Columbus, OH, UT GO Bonds (Series 2016A), 4.00%, 8/15/2027	2,364,160
4,000,000	Ohio State Turnpike & Infrastructure Commission, Revenue Refunding Bonds (Series 2010A), 5.00%, 2/15/2031	4,472,160
1,000,000	Ohio State University, Special Purpose General Receipts Bonds (Series 2013A), 5.00%, 6/1/2038	1,187,100
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Ohio—continued
$1,800,000	Ohio State, Hospital Revenue Refunding Bonds (Series 2008A), 5.25% (Cleveland Clinic)/(Original Issue Yield: 5.37%), 1/1/2033	$1,899,396
	TOTAL	11,881,436
	Pennsylvania—7.5%
1,000,000	Allegheny County Sanitation Authority, Sewer Revenue Bonds (Series 2015), 5.00%, 12/1/2040	1,178,560
3,890,000	Allegheny County, PA HDA, Hospital Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 6/15/2018	4,157,671
2,570,000	Allegheny County, PA Port Authority, Special Revenue Transportation Refunding Bonds (Series 2011), 5.75%, 3/1/2029	3,042,854
2,000,000	Delaware River Port Authority, Revenue Bonds (Series 2013), 5.00%, 1/1/2030	2,407,640
1,045,000	Montgomery County, PA IDA, Retirement Communities Revenue Refunding Bonds (Series 2012), 5.00% (ACTS Retirement Life Communities, Inc.), 11/15/2029	1,190,464
4,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (First Series of 2012), 5.00% (Temple University), 4/1/2042	4,590,880
1,500,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2009A), 5.25% (University of Pennsylvania Health System)/(United States Treasury PRF 8/15/2019@100), 8/15/2022	1,684,080
800,000	Pennsylvania State Turnpike Commission, Subordinate Lien Revenue Bonds (Series 2008A1), 5.00% (United States Treasury PRF 6/1/2018@100), 6/1/2033	854,632
200,000	Pennsylvania State Turnpike Commission, Subordinate Lien Revenue Bonds (Series 2008A1), 5.00% (United States Treasury PRF 6/1/2018@100), 6/1/2033	213,658
3,000,000	Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2008 B-1), 5.50% (United States Treasury PRF 6/1/2018@100), 6/1/2033	3,230,190
1,050,000	Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Refunding Bonds (Second Series of 2016), 5.00%, 6/1/2036	1,222,211
2,000,000	Pennsylvania State Turnpike Commission-Motor License Fund Enhanced, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds (Series 2011A), 6.00%, 12/1/2036	2,338,440
1,000,000	Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2009A), 5.25% (Original Issue Yield: 5.29%), 1/1/2032	1,083,440
1,000,000	University of Pittsburgh, University Capital Project Bonds (Series 2009B), 5.50%, 9/15/2024	1,110,190
	TOTAL	28,304,910
	Rhode Island—0.7%
2,500,000	Rhode Island State Health and Educational Building Corp., Higher Education Facilities Revenue Bonds (Series 2007), 5.00% (Brown University), 9/1/2037	2,596,450
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		South Carolina—2.2%
$2,000,000		Greenville, SC Health System, Hospital Revenue Bonds (Series 2014B), 5.00%, 5/1/2034	$2,330,000
615,000		Greenville, SC Health System, Hospital Revenue Bonds (Series 2014B), 5.00%, 5/1/2039	709,150
2,000,000		Lexington County, SC Health Services District, Inc., Revenue Refunding Bonds, 5.00%, 11/1/2026	2,307,920
3,000,000		Piedmont Municipal Power Agency, SC, Electric Revenue Refunding Bonds (Series 2009A-3), 5.00%, 1/1/2018	3,147,060
		TOTAL	8,494,130
		Tennessee—0.4%
1,335,000		Metropolitan Government of Nashville & Davidson County, TN Health & Educational Facilities Board, Revenue Bonds (Series 2016A), 5.00% (Vanderbilt University Medical Center), 7/1/2046	1,579,078
		Texas—9.8%
2,795,000		Bexar County, HFDC, Revenue Bonds (Series 2010), 6.20% (Army Retirement Residence Foundation)/(United States Treasury PRF 7/1/2020@100), 7/1/2045	3,319,091
2,225,000		Dallas, TX Area Rapid Transit, Senior Lien Sales Tax Revenue Refunding Bonds (Series 2016A), 5.00%, 12/1/2048	2,660,099
4,000,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2012B), 5.00%, 11/1/2035	4,555,880
2,000,000		Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Bonds (Series 2014A), 5.00% (Memorial Hermann Health System), 12/1/2029	2,437,320
2,000,000		Harris County, TX, Toll Road Senior Lien Revenue & Refunding Bonds (Series 2008B), 5.00% (Harris County, TX Toll Road Authority)/ (United States Treasury PRF 8/15/2018@100)/(Original Issue Yield: 5.08%), 8/15/2033	2,152,780
2,000,000		Houston, TX Airport System, Senior Lien Revenue & Refunding Bonds (Series 2009A), 5.50% (Original Issue Yield: 5.67%), 7/1/2034	2,158,700
3,000,000		Houston, TX Combined Utility System, First Lien Revenue & Refunding Bonds (Series 2016B), 4.00%, 11/15/2037	3,340,590
3,000,000	[1]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012A), 1.74%, 5/1/2020	2,986,500
2,500,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2011B), 5.00% (Original Issue Yield: 5.12%), 1/1/2038	2,785,850
1,000,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2016A), 4.00%, 1/1/2039	1,092,070
1,000,000		North Texas Tollway Authority, System Second Tier Revenue Refunding Bonds (Series 2015A), 5.00%, 1/1/2038	1,170,710
1,500,000		San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (New Series 2015), 5.00%, 2/1/2032	1,854,105
2,000,000		San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (Series 2016), 4.00%, 2/1/2034	2,250,820
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Texas—continued
$1,965,000	Tarrant County, TX Cultural Education Facilities Finance Corp., Retirement Facility Revenue Bonds (Series 2007), 5.125% (Air Force Village)/(United States Treasury PRF 5/15/2017@100), 5/15/2037	$1,966,729
2,030,000	Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Senior Lien Revenue Bonds (Series 2006A), 5.25% (Bank of America Corp. GTD), 12/15/2026	2,517,748
	TOTAL	37,248,992
	Virginia—0.5%
1,500,000	Hampton Roads, VA Sanitation District, Subordinate Wastewater Revenue Bonds (Series 2016A), 5.00%, 8/1/2043	1,844,265
	Washington—2.5%
2,570,000	Energy Northwest, WA, Project 3 Electric Revenue Refunding Bonds (Series 2014-C), 5.00%, 7/1/2028	3,184,590
1,250,000	Washington State Health Care Facilities Authority, Health Care Facilities Revenue Bonds (Series 2014C), 5.00% (Providence Health & Services), 10/1/2044	1,453,725
4,000,000	Washington State, UT GO Bonds (Series 2015A-1), 5.00%, 8/1/2040	4,795,320
	TOTAL	9,433,635
	West Virginia—0.8%
2,500,000	West Virginia University Board of Governors, Refunding and Improvement Revenue Bonds (Series 2013A), 5.00% (West Virginia University), 10/1/2035	2,972,050
	Wisconsin—2.9%
6,000,000	Wisconsin State General Fund Appropriation, Revenue Bonds (Series 2009A), 6.00% (Wisconsin State)/(Original Issue Yield: 6.02%), 5/1/2033	6,743,700
3,000,000	Wisconsin State HEFA, Revenue Bonds (Series 2009), 6.625% (ProHealth Care, Inc.)/(United States Treasury PRF 2/15/2019@100)/(Original Issue Yield: 6.87%), 2/15/2039	3,402,840
800,000	Wisconsin State HEFA, Revenue Refunding Bonds (Series 2015), 5.00% (ProHealth Care, Inc.), 8/15/2039	927,880
	TOTAL	11,074,420
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $346,324,943)	374,590,613
	SHORT-TERM MUNICIPALS—0.8%[5]
	Alabama—0.3%
1,200,000	Wilsonville, AL IDB, (Series D) (Gaston Plant) Daily VRDNs (Alabama Power Co.), 0.88%, 10/3/2016	1,200,000
	Michigan—0.1%
300,000	Kent Hospital Finance Authority, MI, (Series 2008B-3) Weekly VRDNs (Spectrum Health), (Wells Fargo Bank, N.A. LIQ), 0.77%, 10/7/2016	300,000
Semi-Annual Shareholder Report

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[5]
	New York—0.1%
$300,000	New York City, NY Municipal Water Finance Authority, (Series 2001F-1) Daily VRDNs (Mizuho Bank Ltd. LIQ), 0.92%, 10/3/2016	$300,000
300,000	New York City, NY, (Fiscal 2014 Series I, Subseries I-2) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.86%, 10/3/2016	300,000
	TOTAL	600,000
	Ohio—0.3%
1,000,000	Allen County, OH, (Series 2010C) Daily VRDNs (Mercy Health)/(MUFG Union Bank, N.A. LOC), 0.85%, 10/3/2016	1,000,000
	TOTAL SHORT-TERM MUNICIPALS—0.8% (AT AMORTIZED COST)	3,100,000
	TOTAL MUNICIPAL INVESTMENTS—99.5% (IDENTIFIED COST $349,424,943)[6]	377,690,613
	OTHER ASSETS AND LIABILITIES - NET—0.5%[7]	1,784,741
	TOTAL NET ASSETS—100%	$379,475,354
At September 30, 2016, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).
1	Floating Rate Note with current rate and current maturity or next reset date shown.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2016, these restricted securities amounted to $859,162, which represented 0.2% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At September 30, 2016, these liquid restricted securities amounted to $859,162, which represented 0.2% of total net assets.
4	Non-income-producing security.
5	Current rate and next reset date shown for Variable Rate Demand Notes.
6	The cost of investments for federal tax purposes amounts to $349,219,701.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

As of September 30, 2016, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
CDA	—Community Development Authority
EDA	—Economic Development Authority
GO	—General Obligation
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LT	—Limited Tax
PILOT	—Payment in Lieu of Taxes
PRF	—Pre-refunded
SIFMA	—Securities Industry and Financial Markets Association
TFA	—Transitional Finance Authority
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2016	Year Ended March 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$10.68	$10.66	$10.27	$10.73	$10.42	$9.56
Income From Investment Operations:
Net investment income[1]	0.16	0.33	0.34	0.35	0.36	0.38
Net realized and unrealized gain (loss) on investments and futures contracts	0.11	0.01	0.39	(0.46)	0.30	0.86
TOTAL FROM INVESTMENT OPERATIONS	0.27	0.34	0.73	(0.11)	0.66	1.24
Less Distributions:
Distributions from net investment income	(0.16)	(0.32)	(0.34)	(0.35)	(0.35)	(0.38)
Net Asset Value, End of Period	$10.79	$10.68	$10.66	$10.27	$10.73	$10.42
Total Return[2]	2.51%	3.31%	7.16%	(0.97)%	6.43%	13.21%
Ratios to Average Net Assets:
Net expenses	0.88%[3]	0.87%	0.87%	0.87%	0.87%	0.87%
Net investment income	3.04% [3]	3.10%	3.23%	3.42%	3.33%	3.79%
Expense waiver/reimbursement[4]	0.06%[3]	0.07%	0.08%	0.08%	0.07%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$325,842	$331,876	$346,803	$355,711	$454,722	$437,968
Portfolio turnover	7%	25%	16%	8%	22%	14%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2016	Year Ended March 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$10.69	$10.66	$10.27	$10.73	$10.42	$9.56
Income From Investment Operations:
Net investment income[1]	0.12	0.24	0.25	0.27	0.27	0.30
Net realized and unrealized gain (loss) on investments and futures contracts	0.09	0.03	0.39	(0.47)	0.31	0.86
TOTAL FROM INVESTMENT OPERATIONS	0.21	0.27	0.64	(0.20)	0.58	1.16
Less Distributions:
Distributions from net investment income	(0.11)	(0.24)	(0.25)	(0.26)	(0.27)	(0.30)
Net Asset Value, End of Period	$10.79	$10.69	$10.66	$10.27	$10.73	$10.42
Total Return[2]	1.98%	2.54%	6.28%	(1.79)%	5.57%	12.25%
Ratios to Average Net Assets:
Net expenses	1.69%[3]	1.69%	1.70%	1.71%	1.69%	1.72%
Net investment income	2.23%[3]	2.28%	2.40%	2.59%	2.52%	2.95%
Expense waiver/reimbursement[4]	0.00%[3]	0.00%[5]	0.00%	0.00%	0.00%[5]	0.00%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$4,878	$5,732	$7,303	$8,292	$11,434	$11,174
Portfolio turnover	$7	25%	16%	8%	22%	14%
1	Per share number has been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2016	Year Ended March 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$10.69	$10.66	$10.27	$10.73	$10.42	$9.56
Income From Investment Operations:
Net investment income[1]	0.12	0.24	0.25	0.27	0.27	0.30
Net realized and unrealized gain (loss) on investments and futures contracts	0.10	0.03	0.39	(0.47)	0.31	0.86
TOTAL FROM INVESTMENT OPERATIONS	0.22	0.27	0.64	(0.20)	0.58	1.16
Less Distributions:
Distributions from net investment income	(0.11)	(0.24)	(0.25)	(0.26)	(0.27)	(0.30)
Net Asset Value, End of Period	$10.80	$10.69	$10.66	$10.27	$10.73	$10.42
Total Return[2]	2.08%	2.54%	6.27%	(1.79)%	5.57%	12.25%
Ratios to Average Net Assets:
Net expenses	1.69%[3]	1.69%	1.70%	1.71%	1.69%	1.72%
Net investment income	2.22%[3]	2.28%	2.40%	2.59%	2.52%	2.95%
Expense waiver/reimbursement[4]	0.00%[3]	0.00%[5]	0.00%	0.00%	0.00%[5]	0.00%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$20,242	$20,372	$19,001	$18,047	$27,246	$25,267
Portfolio turnover	7%	25%	16%	8%	22%	14%
1	Per share number has been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2016	Year Ended March 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$10.68	$10.66	$10.27	$10.73	$10.42	$9.56
Income From Investment Operations:
Net investment income[1]	0.16	0.33	0.34	0.35	0.36	0.38
Net realized and unrealized gain (loss) on investments and futures contracts	0.11	0.01	0.39	(0.46)	0.30	0.86
TOTAL FROM INVESTMENT OPERATIONS	0.27	0.34	0.73	(0.11)	0.66	1.24
Less Distributions:
Distributions from net investment income	(0.16)	(0.32)	(0.34)	(0.35)	(0.35)	(0.38)
Net Asset Value, End of Period	$10.79	$10.68	$10.66	$10.27	$10.73	$10.42
Total Return[2]	2.51%	3.31%	7.17%	(0.97)%	6.43%	13.21%
Ratios to Average Net Assets:
Net expenses	0.88%[3]	0.87%	0.87%	0.87%	0.87%	0.87%
Net investment income	3.03%[3]	3.09%	3.23%	3.42%	3.33%	3.79%
Expense waiver/reimbursement[4]	0.06%[3]	0.07%	0.08%	0.08%	0.07%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$28,513	$24,558	$20,604	$19,359	$25,420	$19,575
Portfolio turnover	7%	25%	16%	8%	22%	14%
1	Per share number has been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
September 30, 2016 (unaudited)
Assets:
Total investment in securities, at value (identified cost $349,424,943)		$377,690,613
Cash		99,975
Income receivable		4,813,368
Receivable for shares sold		90,070
TOTAL ASSETS		382,694,026
Liabilities:
Payable for investments purchased	$2,197,380
Payable for shares redeemed	637,423
Income distribution payable	133,787
Payable for other service fees (Notes 2 and 5)	131,456
Payable for distribution services fee (Note 5)	15,643
Payable to adviser (Note 5)	4,862
Payable for administrative fee (Note 5)	813
Accrued expenses (Note 5)	97,308
TOTAL LIABILITIES		3,218,672
Net assets for 35,173,809 shares outstanding		$379,475,354
Net Assets Consists of:
Paid-in capital		$360,845,850
Net unrealized appreciation of investments		28,265,670
Accumulated net realized loss on investments		(9,768,322)
Undistributed net investment income		132,156
TOTAL NET ASSETS		$379,475,354
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($325,842,198 ÷ 30,203,427 shares outstanding) $0.01 par value, 375,000,000 shares authorized	$10.79
Offering price per share (100/95.50 of $10.79)	$11.30
Redemption proceeds per share	$10.79
Class B Shares:
Net asset value per share ($4,877,647 ÷ 451,869 shares outstanding) $0.01 par value, 175,000,000 shares authorized	$10.79
Offering price per share	$10.79
Redemption proceeds per share (94.50/100 of $10.79)	$10.20
Class C Shares:
Net asset value per share ($20,242,169 ÷ 1,875,039 shares outstanding) $0.01 par value, 300,000,000 shares authorized	$10.80
Offering price per share	$10.80
Redemption proceeds per share (99.00/100 of $10.80)	$10.69
Class F Shares:
Net asset value per share ($28,513,340 ÷ 2,643,474 shares outstanding) $0.01 par value, 150,000,000 shares authorized	$10.79
Offering price per share (100/99.00 of $10.79)	$10.90
Redemption proceeds per share (99.00/100 of $10.79)	$10.68
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended September 30, 2016 (unaudited)
Investment Income:
Interest		$7,531,438
Expenses:
Investment adviser fee (Note 5)	$903,146
Administrative fee (Note 5)	150,540
Custodian fees	8,981
Transfer agent fees	128,780
Directors'/Trustees' fees (Note 5)	5,463
Auditing fees	13,262
Legal fees	4,657
Distribution services fee (Note 5)	97,371
Other service fees (Notes 2 and 5)	480,041
Portfolio accounting fees	51,241
Share registration costs	33,022
Printing and postage	16,216
Taxes	150
Miscellaneous (Note 5)	7,636
TOTAL EXPENSES	1,900,506
Reimbursement of other operating expenses (Notes 2 and 5)	(110,394)
Net expenses		1,790,112
Net investment income		5,741,326
Realized and Unrealized Gain on Investments:
Net realized gain on investments		1,044,068
Net change in unrealized appreciation of investments		2,587,018
Net realized and unrealized gain on investments		3,631,086
Change in net assets resulting from operations		$9,372,412
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 9/30/2016	Year Ended 3/31/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,741,326	$11,548,761
Net realized gain on investments and futures contracts	1,044,068	1,577,697
Net change in unrealized appreciation/depreciation of investments	2,587,018	(1,216,241)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,372,412	11,910,217
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(4,817,700)	(10,208,746)
Class B Shares	(55,774)	(142,854)
Class C Shares	(211,928)	(419,084)
Class F Shares	(389,811)	(678,170)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,475,213)	(11,448,854)
Share Transactions:
Proceeds from sale of shares	17,108,738	30,994,941
Net asset value of shares issued to shareholders in payment of distributions declared	4,630,907	9,544,883
Cost of shares redeemed	(28,699,486)	(52,173,824)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(6,959,841)	(11,634,000)
Change in net assets	(3,062,642)	(11,172,637)
Net Assets:
Beginning of period	382,537,996	393,710,633
End of period (including undistributed (distributions in excess of) net investment income of $132,156 and $(133,957), respectively)	$379,475,354	$382,537,996
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
September 30, 2016 (unaudited)
1. ORGANIZATION
Federated Municipal Securities Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Class B Shares were closed to new accounts/investors on June 1, 2015 and to new purchases/exchanges by existing shareholders on August 1, 2015. The investment objective of the Fund is to provide for its shareholders a high level of current income which is exempt from federal regular income tax. Interest income from the Fund's investments normally will not be subject to the federal AMT for individuals and corporations, but may be subject to state and local taxes.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Directors.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are
Semi-Annual Shareholder Report

allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Class F Shares may bear distribution services fees and other service fees unique to those classes. The detail of the total fund reimbursement of $110,394 is disclosed in various locations in this Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended September 30, 2016, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Class A Shares	$413,941	$(102,108)
Class B Shares	6,757	—
Class C Shares	25,700	—
Class F Shares	33,643	(8,286)
TOTAL	$480,041	$(110,394)
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report

Futures Contracts
The Fund purchases and sells financial futures contracts to increase return and to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange-traded and the exchange's clearing house, as counterparty to all exchange-traded futures contracts, guarantees the futures against default.
At September 30, 2016, the Fund had no outstanding futures contracts.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 9/30/2016		Year Ended 3/31/2016
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,021,594	$11,042,212	1,856,312	$19,619,383
Shares issued to shareholders in payment of distributions declared	370,567	4,014,063	795,476	8,393,281
Shares redeemed	(2,262,644)	(24,484,144)	(4,109,384)	(43,285,882)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(870,483)	$(9,427,869)	(1,457,596)	$(15,273,218)

	Six Months Ended 9/30/2016		Year Ended 3/31/2016
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	15,951	$167,933
Shares issued to shareholders in payment of distributions declared	5,103	55,280	13,256	139,864
Shares redeemed	(89,615)	(970,918)	(177,658)	(1,871,513)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(84,512)	$(915,638)	(148,451)	$(1,563,716)
Semi-Annual Shareholder Report

	Six Months Ended 9/30/2016		Year Ended 3/31/2016
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	101,870	$1,103,311	398,543	$4,229,698
Shares issued to shareholders in payment of distributions declared	16,241	175,998	32,480	342,964
Shares redeemed	(149,417)	(1,618,243)	(306,501)	(3,237,062)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(31,306)	$(338,934)	124,522	$1,335,600

	Six Months Ended 9/30/2016		Year Ended 3/31/2016
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	458,651	$4,963,215	661,327	$6,977,927
Shares issued to shareholders in payment of distributions declared	35,601	385,566	63,369	668,774
Shares redeemed	(150,492)	(1,626,181)	(357,952)	(3,779,367)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	343,760	$3,722,600	366,744	$3,867,334
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(642,541)	$(6,959,841)	(1,114,781)	$(11,634,000)
4. FEDERAL TAX INFORMATION
At September 30, 2016, the cost of investments for federal tax purposes was $349,219,701. The net unrealized appreciation of investments for federal tax purposes was $28,470,912. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $28,848,048 and net unrealized depreciation from investments for those securities having an excess of cost over value of $377,136.
At March 31, 2016, the Fund had a capital loss carryforward of $10,065,553 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2017	$2,997,094	NA	$2,997,094
2018	$7,068,459	NA	$7,068,459
Semi-Annual Shareholder Report

Under current tax rules, capital losses on securities transactions realized after October 31 may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of March 31, 2016, for federal income tax purposes, post-October losses of $901,020 were deferred to April 1, 2016.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to: (a) 0.30% of the Fund's average daily net assets; and (b) 4.50% of the gross income of the Fund, excluding capital gains or losses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Semi-Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2016, distribution services fees for the Fund were as follows:
Distribution Service Fees Incurred
Class B Shares	$20,270
Class C Shares	77,101
TOTAL	$97,371
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended September 30, 2016, FSC retained $20,836 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended September 30, 2016, FSC retained $11,071 and $213 in sales charges from the sale of Class A Shares and Class F Shares, respectively. FSC also retained $2,054, $6,834, $638 and $418 of CDSC relating to redemptions of Class A Shares, Class B Shares, Class C Shares and Class F Shares, respectively.
Other Service Fees
For the six months ended September 30, 2016, FSSC received $140,066 and reimbursed $110,394 of the other service fees disclosed in Note 2.
Interfund Transactions
During the six months ended September 30, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $115,350,000 and $135,150,000, respectively.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares and Class F Shares (after the voluntary waivers and reimbursements) will not exceed 0.87% and 0.87% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) June 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Semi-Annual Shareholder Report

General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended September 30, 2016, were as follows:
Purchases	$24,062,970
Sales	$28,219,509
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of September 30, 2016, the Fund had no outstanding loans. During the six-months ended September 30, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2016, there were no outstanding loans. During the six months ended September 30, 2016, the program was not utilized.
9. Regulatory Matters
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2016 to September 30, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 4/1/2016	Ending Account Value 9/30/2016	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,025.10	$4.47
Class B Shares	$1,000	$1,019.80	$8.56
Class C Shares	$1,000	$1,020.80	$8.56
Class F Shares	$1,000	$1,025.10	$4.47
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.66	$4.46
Class B Shares	$1,000	$1,016.60	$8.54
Class C Shares	$1,000	$1,016.60	$8.54
Class F Shares	$1,000	$1,020.66	$4.46
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.88%
Class B Shares	1.69%
Class C Shares	1.69%
Class F Shares	0.88%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2016
Federated Municipal Securities Fund, Inc. (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board of Directors (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Semi-Annual Shareholder Report

institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent directors without management present, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Semi-Annual Shareholder Report

audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report

Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of the other factors considered relevant by the Board.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to
Semi-Annual Shareholder Report

the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply
Semi-Annual Shareholder Report

breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Municipal Securities Fund, Inc.
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313913105
CUSIP 313913204
CUSIP 313913303
CUSIP 313913402
8110104 (11/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Municipal Securities Fund, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date November 22, 2016

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 22, 2016